Note 12 - Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Description	Balance at June 30, 2013	Balance at December 31, 2012	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$296,375	$190,984	Level 1
Available for sale securities:
Equity securities – mining industry	8,766	9,614	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	8,306	17,555	Level 2
Restricted cash balances:
Certificates of deposit and other bank deposits	5,287	871	Level 1
Derivative contracts:
Base metal forward contracts	24,651	5,606	Level 2
Total assets	$343,385	$224,630

Liabilities:

Derivative contracts:
Base metal forward contracts	—	2,483	Level 2

	Balance at December 31, 2012	Balance at December 31, 2011	Input Hierarchy Level
Assets:

Cash and cash equivalents:
Money market funds and other bank deposits	$190,984	$266,463	Level 1

Available for sale securities:
Equity securities – mining industry	9,614	3,923	Level 1

Trade accounts receivable:
Receivables from provisional concentrate sales	17,555	10,996	Level 2

Derivative contracts:
Base metal forward contracts	5,606	32,750	Level 2

Restricted cash balances:
Certificates of deposit and other bank deposits	871	866	Level 1

Total assets	$224,630	$314,998

Liabilities:

Derivative contracts:
Base metal forward contracts	$2,483	$—	Level 2